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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.4%
		Bermuda: 2.0%
648,422		Covidien Ltd.	$28,939,074
1,816,034		Tyco Electronics Ltd.	61,400,110
			90,339,184
		Brazil: 3.5%
6,058,831	L	Centrais Eletricas Brasileiras SA ADR - Class A	75,228,869
3,542,186	L	Contax Participacoes SA ADR	4,990,586
1,446,454	L	Tele Norte Leste Participacoes SA ADR	37,607,804
1,144,300		Telecomunicacoes Brasileiras SA ADR	26,456,216
105,928	L	Tim Participacoes SA ADR	4,045,390
735,326	L	Vivo Participacoes SA ADR	4,316,364
			152,645,229
		Canada: 1.0%
3,464,370	@, L	Nortel Networks Corp.	43,200,694
			43,200,694
		France: 10.6%
12,675,820		Alcatel SA	79,073,575
861,236		Carrefour SA	60,647,853
1,017,000		Credit Agricole SA	31,296,496
2,904,962		France Telecom SA	102,451,933
2,413,800		Natixis	40,997,505
1,905,550		Sanofi-Aventis	155,393,955
			469,861,317
		Germany: 4.9%
8,786,319		Deutsche Telekom AG	180,238,882
389,300		Hypo Real Estate Holding AG	12,234,171
2,043,600		Infineon Technologies AG	20,850,040
530,090	@, L	Qimonda AG ADR	3,641,718
			216,964,811
		Italy: 4.2%
10,135,782		Intesa Sanpaolo S.p.A.	72,134,481
9,779,185		Telecom Italia S.p.A.	29,703,248
35,875,700		Telecom Italia S.p.A. RNC	82,391,650
			184,229,379
		Japan: 31.1%
2,488,400		Aiful Corp.	51,680,304
701,000		Akita Bank Ltd.	3,438,447
1,092,400		Astellas Pharma, Inc.	47,385,175
3,228,000		Dai Nippon Printing Co., Ltd.	47,230,735
1,592,636		Daiichi Sankyo Co., Ltd.	47,801,241
908,900		Fuji Photo Film Co., Ltd.	35,288,834
15,773,700		Hitachi Ltd.	118,180,442
2,915,700		Millea Holdings, Inc.	111,096,053
13,294,400		Mitsubishi UFJ Financial Group, Inc.	131,766,958
9,218,000		Mitsui Sumitomo Insurance Co., Ltd.	95,532,801
4,006,000		Mitsui Trust Holdings, Inc.	27,923,191
18,274		Mizuho Financial Group, Inc.	85,795,325
8,200,000		NEC Corp.	33,618,882
20,993		Nippon Telegraph & Telephone Corp.	99,908,116
1,111,500		Ono Pharmaceutical Co., Ltd.	54,826,829
777,300		Rohm Co., Ltd.	57,702,125
3,539,900		Seven & I Holdings Co., Ltd.	87,711,096
872,700		Sony Corp.	41,227,103
12,669		Sumitomo Mitsui Financial Group, Inc.	101,677,139
270,000		Taisho Pharmaceutical Co., Ltd.	5,626,611
1,891,600		Takefuji Corp.	54,359,598
481,900		TDK Corp.	30,972,998
			1,370,750,003
		Mexico: 2.3%
2,785,720	L	Telefonos de Mexico SA de CV ADR	100,564,492
			100,564,492
		Netherlands: 8.5%
5,564,770		Aegon NV	83,135,197
1,073,600		Akzo Nobel NV	79,423,705
6,565,412	@	Koninklijke Ahold NV	86,038,229
846,179		SNS Reaal	16,030,203
2,133,100		Unilever NV	69,560,485
1,408,332		Wolters Kluwer NV	40,369,217
			374,557,036
		New Zealand: 0.8%
11,223,072		Telecom Corp. of New Zealand Ltd.	35,457,473
			35,457,473
		Portugal: 1.9%
6,516,376		Portugal Telecom SGPS SA	83,940,239
			83,940,239
		South Korea: 5.3%
1,463,610	@	Korea Electric Power Corp.	58,908,139

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		South Korea (continued)
1,306,680	@	Korea Electric Power Corp. ADR	$26,303,468
2,075,610	@	KT Corp. ADR	55,107,446
234,503	@	LG Electronics, Inc.	22,760,624
304,885		SK Telecom Co., Ltd.	69,447,826
			232,527,503
		Spain: 0.5%
795,902		Telefonica SA	23,267,086
			23,267,086
		Sweden: 2.1%
41,448,300		Telefonaktiebolaget LM Ericsson	94,376,129
			94,376,129
		Switzerland: 3.0%
79,884		Nestle SA	35,763,682
2,797,000		STMicroelectronics NV	34,819,122
351,010		Swiss Reinsurance	26,373,241
86,800		Swisscom AG	34,650,012
			131,606,057
		Taiwan: 1.1%
91,257,655		United Microelectronics Corp.	49,230,301
			49,230,301
		United Kingdom: 16.6%
3,374,180		AstraZeneca PLC	141,704,650
2,705,040		Barclays PLC	25,534,603
2,807,000		British Sky Broadcasting PLC	30,839,948
6,021,251		GlaxoSmithKline PLC	142,706,331
4,456,204		HSBC Holdings PLC	66,858,647
40,640,926		ITV PLC	58,616,664
14,411,400		Kingfisher PLC	42,107,951
7,008,351		Marks & Spencer Group PLC	62,668,229
8,708,346		Royal Bank of Scotland Group PLC	67,136,831
15,629,931		WM Morrison Supermarkets PLC	94,041,473
			732,215,327
		Total Common Stock
		(Cost $3,997,707,241)	4,385,732,260

Principal Amount				Value
SHORT-TERM INVESTMENTS: 2.2%
		U.S. Government Agency Obligations: 0.4%
$16,982,000	Z	Federal Home Loan Bank, 1.650%, due 02/01/08		$16,981,245
		Total U.S. Government Agency Obligations
		(Cost $16,981,245)		16,981,245
		Securities Lending Collateral(cc): 1.8%
80,645,775		Bank of New York Mellon Corp. Institutional Cash Reserves		80,645,775

		Total Securities Lending Collateral
		(Cost $80,645,775)		80,645,775
		Total Short-Term Investments
		(Cost $97,627,020)		97,627,020
		Total Investments in Securities
		(Cost $4,095,334,261)*	101.6%	$4,483,359,280
		Other Assets and Liabilities — Net	(1.6)	(70,599,150)
		Net Assets	100.0%	$4,412,760,130

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at January 31, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$773,208,330
	Gross Unrealized Depreciation	(385,183,311)
	Net Unrealized Appreciation	$388,025,019

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Banks	15.5%
Chemicals	1.8
Commercial Services	1.2
Computers	0.8
Diversified Financial Services	2.4
Electric	3.6
Electrical Components & Equipment	3.2
Electronics	2.1
Food	7.8
Healthcare - Products	0.7
Home Furnishings	0.9
Insurance	7.2
Media	2.9
Miscellaneous Manufacturing	0.8
Pharmaceuticals	13.5
Retail	4.4
Semiconductors	3.7
Telecommunications	26.9
Short-Term Investments	2.2
Other Assets and Liabilities - Net	(1.6)
Net Assets	100.0%

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 31, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 31, 2008